Financial Asset at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Financial Assets at Fair Value Through Profit or Loss

	2018	2017
	RMB million	RMB million
Listed equity investment, at fair value
Shanghai Pudong Development Bank Co., Ltd.	96	—